Principal Accounting Policies (Cost of revenues) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Taxation [Line Items]
Sales taxes and surcharges	$ 15,352	92,937	72,126	59,547
Applicable business tax and surcharges rate					3.30%	5.50%
Tax rate of value added tax and surcharges	6.60%	6.60%
Applicable tax rate of cultural development fee for advertising services revenues	3.00%	3.00%